Financial Income, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	$ 21.0	$ 9.4	$ 2.0
Realized (gain) on sale of marketable securities, net	(1.4)	(4.5)	(0.7)
Financial income, net	42.1	66.6	80.6
Financial Income
Schedule of Trading Securities and Other Trading Assets [Line Items]
Interest income	66.1	78.2	93.3
Financial Expense
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	21.0	9.4	2.0
Realized (gain) on sale of marketable securities, net	(1.4)	(4.5)	(0.7)
Foreign currency re-measurement (gain) loss	(0.2)	4.5	8.9
Others	4.6	2.2	2.5
Total financial expense	$ 24.0	$ 11.6	$ 12.7